Share-Based Compensation - Schedule of Stock Option Awards (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Awards [Abstract]
Weighted Average Risk-free interest rate		4.21%	4.65%
Dividend yield
Weighted Average Volatility factor		89.73%	84.83%
Weighted Average Expected life of the options		5 years	5 years